Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

As at	March 31,
	2021	2020
	$	$
Trade accounts payable	15,196	14,972
Accrued liabilities	12,478	13,998
Accrued compensation	21,098	18,411
Consumption taxes payable	2,662	2,241
Performance obligations in customer contracts	137	219
Provision	—	486
	51,571	50,327

The following table summarizes the provision recorded by the Group:

As at	March 31,
	2021	2020
	$	$
Beginning balance	486	154
Paid or otherwise settled	(486)	—
Additional provision	—	332
Ending balance	—	486

All provisions were settled as at March 31, 2021. The provision as at March 31, 2020 was in respect of former employee claims and in respect of certain claims from a business acquisition.